Income tax - Summary of detailed information about current income tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax [Abstract]
Current income tax recovery	$ 0	$ 0	$ (72)
Deferred income tax expense			0
Total income tax recovery	$ 0	$ 0	$ (72)